UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2022

Franklin Templeton

Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Templeton Model Portfolio Funds

Franklin Templeton Model Portfolio Funds (“Model Portfolio Funds”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Franklin Templeton Model Portfolio Funds for the twelve-month reporting period ended December 31, 2022. Please read on for a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period and to learn how those conditions have affected each Portfolio’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2023

II	Franklin Templeton Model Portfolio Funds

Portfolios overview

Each of the five Franklin Templeton Model Portfolio Funds is managed as an asset allocation program and allocates its assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the Portfolios’ manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Global equities fell during the twelve-month reporting period ended December 31, 2022, to finish the year with the worst annual loss since the 2008 global financial crisis. Throughout the year, markets were influenced by concerns about inflation, monetary policy tightening by many central banks, the Russia-Ukraine war, China’s COVID-19 policy and slowing corporate profits. For the first time in more than a decade, value-style equities performed better than growth-style equities.

Pressured by high inflation, tightening monetary policy and geopolitical instability, global equity markets declined in the first quarter of 2022. Rebounding consumer demand, alongside continued supply-chain disruptions, drove inflation to the highest levels in decades in many countries. Russia’s invasion of Ukraine and the subsequent sanctions on Russia further tested financial markets. Escalating geopolitical risks and monetary policy shifts combined to lift financial market volatility and suppress U.S. equity values during the period. It was the first losing quarter since the pandemic bear market in early 2020. The U.S. Federal Reserve Board (the “Fed”) adopted a more hawkish policy stance and raised the federal funds target rate for the first time since 2018. The U.S. Treasury yield curve shifted substantially higher. Gold prices rose for the quarter. Crude oil prices fluctuated widely day-to-day due to supply-and-demand concerns surrounding the war in Ukraine, a surge in COVID-19 cases in China and other events.

During the second quarter of 2022, investor concerns about persistently high inflation, tightening monetary policy, geopolitical instability and slower global economic growth pressured global financial markets. Record-high inflation in multiple countries—driven by consumer demand and continued supply-chain disruptions—prompted many central banks to raise interest rates. The Fed tightened its monetary policy aggressively, and the market reflected a growing concern that the Fed might push the country into a recession before price stability was restored. U.S. equities weathered broad-based losses as investors sold riskier assets. The U.S. Treasury yield curve flattened as yields on very short-term U.S. Treasuries rose more than yields on intermediate- and longer-term notes and bonds. Gold prices declined during the quarter. Crude oil prices rose during much of the quarter but pared gains as the Organization of Petroleum Exporting Countries (OPEC) plus key oil-exporting allies (together, OPEC+) raised output and in the U.S., recession fears intensified.

Global equities rallied early in the third quarter of 2022 before falling sharply during the latter half of the period as investors worried that central bank policy tightening would weaken the global economy or lead to a recession. Inflationary pressures began to ease as the prices of many commodities declined; however, annual inflation rates remained near or at record highs in multiple regions. The U.S. equity market rallied before the Fed rate hikes and hawkish rhetoric caused optimism to vanish. Risk-off sentiment across asset classes and elevated trading volatility dominated the rest of the period. Yields moved higher across the U.S. Treasury yield curve. The increases were most pronounced at shorter-term maturities, leaving the yield curve significantly inverted. Gold prices declined despite persistent inflation. Crude oil futures prices receded significantly as escalating fears of a global economic slowdown and a stronger U.S. dollar overshadowed concerns of tightness in oil supplies.

During the fourth quarter of 2022, global equities collectively advanced. However, as the period wound down, investor concerns about slower global economic growth returned, driven by the aggressive rate-hiking actions of many central banks during the year, and global equities retreated. Following a solid rebound in October and November as inflation data improved, the U.S. equity market pulled back broadly in December, leaving major indexes with their strongest quarterly performance of 2022 but their worst calendar-year performance since 2008. The U.S. Treasury yields increased on the shorter and longer ends of the U.S. Treasury yield curve, but fell slightly in the middle, increasing the yield curve inversion. Gold spot prices began to recover in November and rose substantially over the quarter. The U.S. benchmark crude oil futures prices rose, while international benchmark Brent crude futures fell.

Q. How did we respond to these changing market conditions?

A. For all five Portfolios, we employ a tactical strategy, based on both quantitative and qualitative inputs, that over- and underweights certain allocations in the Portfolios in response to various market, economic and valuation conditions. These tactical views are updated on a monthly basis. At the beginning of the reporting period, we were overweight equities versus fixed income, and we subsequently trimmed that position to neutral at the end of April in the face of a challenging inflation environment, slowing global growth and aggressive central bank policies. At the end of July, the portfolios moved to underweight equities versus fixed income, as the market outlook

Franklin Templeton Model Portfolio Funds 2022 Annual Report	1

Portfolios overview (cont’d)

continued to deteriorate, and fixed income yields started to become more attractive. Within equities, we were overweight U.S. equities relative to international equities as international equities faced continued inflationary pressures, exacerbated by the war in Ukraine.

Franklin Templeton Aggressive Model Portfolio1

Franklin Templeton Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 80% to 100% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 75% Russell 3000 Indexi, 15% MSCI World Ex U.S.A. Indexii, and 10% Bloomberg U.S. Aggregate Indexiii. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2022, Class I shares of Franklin Templeton Aggressive Model Portfolio returned -16.62%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Aggressive Model Portfolio Composite Benchmarkiv, returned -13.01%, -19.21% and -17.72%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagev returned -17.99% over the same period.

Performance Snapshot as of December 31, 2022 (unaudited)
	6 months	12 months
Franklin Templeton Aggressive Model Portfolio:
Class I	2.09%	-16.62%
Class II	1.96%	-16.82%
Bloomberg U.S. Aggregate Index	-2.97%	-13.01%
Russell 3000 Index	2.40%	-19.21%
Aggressive Model Portfolio Composite Benchmark	2.43%	-17.72%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	1.78%	-17.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.69% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average new assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1] The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†  Includes expenses of the underlying funds in which the Portfolio invests.

2	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Portfolio, the top contributor to absolute performance was U.S. fixed income which declined less than the equity strategies. Within U.S. equity, value and utilities strategies were contributors.

Sub-asset class selection contributed overall, led within U.S. equities by an exposure to value and utilities strategies which outpaced the broader Russell 3000 Index. A slight overweight to U.S. fixed income was also a contributor.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to U.S. equities, given its negative return and considerable weight in the portfolio. From a sub-asset class perspective, within international equities, an emerging markets strategy was a detractor. Within U.S. equities, growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Underlying manager selection was a detractor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. Beginning in March 2022, we began incorporating the fundamental and quantitative asset allocation views developed by Franklin Templeton Investment Solutions (FTIS) in our tactical views. We believe the addition of fundamental views to our tactical asset allocation process provides for more robust and nimble tactical positioning to meet investors objectives and goals.

In May 2022, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	3

Portfolios overview (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio1

Franklin Templeton Moderately Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 60% to 70% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2022, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned -15.89%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Aggressive Model Portfolio Composite Benchmarkvi, returned -13.01%, -19.21% and -16.61%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average vii returned -16.13% over the same period.

Performance Snapshot as of December 31, 2022 (unaudited)
	6 months	12 months
Franklin Templeton Moderately Aggressive Model Portfolio:
Class I	1.19%	-15.89%
Class II	1.16%	-16.03%
Bloomberg U.S. Aggregate Index	-2.97%	-13.01%
Russell 3000 Index	2.40%	-19.21%
Moderately Aggressive Model Portfolio Composite Benchmark	1.27%	-16.61%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	1.14%	-16.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.64% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. From an absolute return perspective, the top contributor was international fixed income followed by U.S. fixed income, with less negative returns than the equity strategies.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

4	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Sub-asset class selection contributed overall, led within U.S. equities by an exposure to utilities and value strategies which outpaced the broader Russell 3000 Index. A slight overweight to international fixed income was also a contributor.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to U.S. equities, given its negative return and considerable weight in the portfolio. From a sub-asset class perspective, emerging market strategies detracted in both international equities and international fixed income. Within U.S. equities, growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Underlying manager selection was a modest detractor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. Beginning in March 2022, we began incorporating the fundamental and quantitative asset allocation views developed by Franklin Templeton Investment Solutions (FTIS) in our tactical views. We believe the addition of fundamental views to our tactical asset allocation process provides for more robust and nimble tactical positioning to meet investors objectives and goals.

In May 2022, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	5

Portfolios overview (cont’d)

Franklin Templeton Moderate Model Portfolio1

Franklin Templeton Moderate Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 45% to 65% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2022, Class I shares of Franklin Templeton Moderate Model Portfolio returned -14.77%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Model Portfolio Composite Benchmarkviii,returned-13.01%, -19.21% and - 15.64%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averageix returned -15.55% over the same period.

Performance Snapshot as of December 31, 2022 (unaudited)
	6 months	12 months
Franklin Templeton Moderate Model Portfolio:
Class I	0.52%	-14.77%
Class II	0.39%	-14.99%
Bloomberg U.S. Aggregate Index	-2.97%	-13.01%
Russell 3000 Index	2.40%	-19.21%
Moderate Model Portfolio Composite Benchmark	0.48%	-15.64%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	0.11%	-15.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.63% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. From an absolute return perspective, the top contributor was international fixed income followed by U.S. fixed income, with less negative returns than the equity strategies.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

6	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Sub-asset class selection contributed overall, led within U.S. equities by an exposure to utilities and value strategies which outpaced the broader Russell 3000 Index. A slight overweight to international fixed income was also a contributor.

Q. What were the leading detractors from performance?

A. The leading detractor from performance on an absolute basis was the exposure to U.S. equities, given its negative return and considerable weight in the portfolio. From a sub-asset class perspective, emerging market strategies detracted in both international equities and international fixed income. Within U.S. equities, growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Q. Were there any significant changes to the Portfolio during the period?

A. Beginning in March 2022, we began incorporating the fundamental and quantitative asset allocation views developed by Franklin Templeton Investment Solutions (FTIS) in our tactical views. We believe the addition of fundamental views to our tactical asset allocation process provides for more robust and nimble tactical positioning to meet investors objectives and goals.

In May 2022, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	7

Portfolios overview (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio1

Franklin Templeton Moderately Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 30% to 50% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2022, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned -13.08%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Conservative Model Portfolio Composite Benchmarkx, returned -13.01%, -19.21% and -14.97%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned -13.81% over the same period.

Performance Snapshot as of December 31, 2022 (unaudited)
	6 months	12 months
Franklin Templeton Moderately Conservative Model Portfolio:
Class I	0.16%	-13.08%
Class II	0.03%	-13.29%
Bloomberg U.S. Aggregate Index	-2.97%	-13.01%
Russell 3000 Index	2.40%	-19.21%
Moderately Conservative Model Portfolio Composite Benchmark	-0.48%	-14.97%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	-0.77%	-13.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.67% and 0.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. From an absolute return perspective, the top contributor was international fixed income followed by U.S. fixed income, with less negative returns than the equity strategies.

1

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

8	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Asset allocation was a leading contributor, driven by an allocation to international fixed income. Sub-asset class selection contributed overall, led within U.S. equities by an exposure to utilities and value strategies which outpaced the broader Russell 3000 Index. Manager selection was also a contributor; overall, underlying managers outperformed their respective benchmarks.

Q. What were the leading detractors from performance?

A.The leading detractor to performance on an absolute basis was the exposure to U.S. equities, given its negative return and considerable weight in the portfolio. From a sub-asset class perspective, emerging market strategies detracted in international fixed income. Within U.S. equities, growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Q. Were there any significant changes to the Portfolio during the period?

A. Beginning in March 2022, we began incorporating the fundamental and quantitative asset allocation views developed by Franklin Templeton Investment Solutions (FTIS) in our tactical views. We believe the addition of fundamental views to our tactical asset allocation process provides for more robust and nimble tactical positioning to meet investors objectives and goals.

In May 2022, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	9

Portfolios overview (cont’d)

Franklin Templeton Conservative Model Portfolio1

Franklin Templeton Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 10% to 30% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2022, Class I shares of Franklin Templeton Conservative Model Portfolio returned -12.96%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Conservative Model Portfolio Composite Benchmarkxii, returned -13.01%, -19.21% and -14.06%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexiii returned -13.81% over the same period.

Performance Snapshot as of December 31, 2022 (unaudited)
	6 months	12 months
Franklin Templeton Conservative Model Portfolio:
Class I	-1.21%	-12.96%
Class II	-1.34%	-13.18%
Bloomberg U.S. Aggregate Index	-2.97%	-13.01%
Russell 3000 Index	2.40%	-19.21%
Conservative Model Portfolio Composite Benchmark	-1.77%	-14.06%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	-0.77%	-13.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.72% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

10	Franklin Templeton Model Portfolio Funds 2022 Annual Report

class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

Q.What were the leading contributors to performance?

A. From an absolute return perspective, the top contributor was international fixed income followed by U.S. fixed income, with less negative returns than the equity strategies.

Asset allocation was a leading contributor, driven by an allocation to international fixed income and a slight underweight to U.S. equities. Sub-asset class selection contributed overall, led within U.S. equities by an exposure to utilities and value strategies which outpaced the broader Russell 3000 Index. Manager selection was also a contributor; overall, underlying managers outperformed their respective benchmarks.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to U.S. equities, given its negative return and considerable weight in the portfolio. From a sub-asset class perspective, emerging market strategies detracted in international fixed income. Within U.S. equities, growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Q. Were there any significant changes to the Portfolio during the period?

A. Beginning in March 2022, we began incorporating the fundamental and quantitative asset allocation views developed by Franklin

Templeton Investment Solutions (FTIS) in our tactical views. We believe the addition of fundamental views to our tactical asset allocation process provides for more robust and nimble tactical positioning to meet investors objectives and goals.

In May 2022, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Thank you for your investment in Franklin Templeton Model Portfolio Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Franklin Advisers, Inc.

January 11, 2023

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default.

Each Portfolio is a fund of funds and is subject to the risks of the underlying funds in which it invests. In addition to the Portfolios’ operating expenses, you will indirectly bear the operating expenses of the underlying funds. The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the Portfolios’ portfolio managers. The portfolio managers may invest each Portfolio’s assets in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The underlying funds in which each Portfolio invests may be either diversified or non-diversified. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The model used to manage each Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on each Portfolio’s performance. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and each Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

IMPORTANT INFORMATION: These Portfolios are available as investment options under a variable annuity or variable life contract. Shares of the Portfolios are offered only to insurance company separate accounts that fund certain variable annuity or life contracts. These Portfolios may not be available in all states and may only be offered in certain variable products. Please refer to the prospectuses.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	11

Portfolios overview (cont’d)

Variable annuities are long-term, tax-deferred investment vehicles designed for retirement purposes. Gains from tax-deferred investments are taxable as ordinary income upon withdrawal. Withdrawals made prior to age 59 1/2 are subject to a 10% IRS penalty charge and/or surrender charges. Investments in a variable annuity are subject to market risks, including loss of principal. Guarantees are based on the claims-paying ability of the insurer.

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

iii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv

The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index, and 10% Bloomberg U.S. Aggregate Index.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 75 funds for the six-month period and among the 73 funds for the twelve-month period in the Fund’s Lipper category.

vi

The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index.

vii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 244 funds for the six-month period and among the 243 funds for the twelve-month period in the Fund’s Lipper category.

viii

The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 287 funds for the six-month period and among the 285 funds for the twelve-month period in the Fund’s Lipper category.

[x]

The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 149 funds for the six-month period and among the 149 funds for the twelve-month period in the Fund’s Lipper category.

xii

The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

xiii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments.Returns are based on the period ended December 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 149 funds for the six-month period and among the 149 funds for the twelve-month period in the Portfolio’s Lipper category.

12	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Portfolios at a glance (unaudited)

Franklin Templeton Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	13

Portfolios at a glance (unaudited) (cont’d)

 Franklin Templeton Moderately Aggressive Model Portfolio Investment Breakdown†  (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

14	Franklin Templeton Model Portfolio Funds 2022 Annual Report

 Franklin Templeton Moderate Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	15

Portfolios at a glance (unaudited) (cont’d)

 Franklin Templeton Moderately Conservative Model Portfolio Investment Breakdown†  (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

16	Franklin Templeton Model Portfolio Funds 2022 Annual Report

 Franklin Templeton Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	17

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six months ended December 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	2.09%	$1,000.00	$1,020.90	0.15%	$0.76	Class I	5.00%	$1,000.00	$1,024.45	0.15%	$0.77
Class II	1.96	1,000.00	1,019.60	0.40	2.04	Class II	5.00	1,000.00	1,023.19	0.40	2.04

[1]	For the six months ended December 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

18	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six months ended December 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	1.19%	$1,000.00	$1,011.90	0.13%	$0.66	Class I	5.00%	$1,000.00	$1,024.55	0.13%	$0.66
Class II	1.16	1,000.00	1,011.60	0.38	1.93	Class II	5.00	1,000.00	1,023.29	0.38	1.94

[1]	For the six months ended December 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	19

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six months ended December 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	0.52%	$1,000.00	$1,005.20	0.13%	$0.66	Class I	5.00%	$1,000.00	$1,024.55	0.13%	$0.66
Class II	0.39	1,000.00	1,003.90	0.38	1.92	Class II	5.00	1,000.00	1,023.29	0.38	1.94

[1]	For the six months ended December 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

20	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six months ended December 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	0.16%	$1,000.00	$1,001.60	0.15%	$0.71	Class I	5.00%	$1,000.00	$1,024.50	0.15%	$0.71
Class II	0.03	1,000.00	1,000.30	0.39	2.02	Class II	5.00	1,000.00	1,023.19	0.39	2.04

[1]	For the six months ended December 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	21

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six months ended December 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-1.21%	$1,000.00	$987.90	0.18%	$0.90	Class I	5.00%	$1,000.00	$1,024.30	0.18%	$0.92
Class II	-1.34	1,000.00	986.60	0.43	2.15	Class II	5.00	1,000.00	1,023.04	0.43	2.19

[1]	For the six months ended December 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

22	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Aggressive Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/22	-16.62%	-16.82%
Inception* through 12/31/22	10.68	10.44

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/22)	31.70%
Class II (Inception date of 4/15/20 through 12/31/22)	30.92

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	23

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Aggressive Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Aggressive Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Aggressive Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Aggressive Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

24	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderately Aggressive Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/22	-15.89%	-16.03%
Inception* through 12/31/22	7.49	7.25

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/22)	21.64%
Class II (Inception date of 4/15/20 through 12/31/22)	20.91

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	25

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderately Aggressive Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderately Aggressive Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

26	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderate Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/22	-14.77%	-14.99%
Inception* through 12/31/22	5.31	5.03

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/22)	15.06%
Class II (Inception date of 4/15/20 through 12/31/22)	14.23

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	27

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderate Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderate Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderate Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderate Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

28	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderately Conservative Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/22	-13.08%	-13.29%
Inception* through 12/31/22	3.76	3.54

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/22)	10.52%
Class II (Inception date of 4/15/20 through 12/31/22)	9.89

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	29

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderately Conservative Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderately Conservative Model Portfolio on April15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and Moderately Conservative Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

30	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Conservative Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/22	-12.96%	-13.18%
Inception* through 12/31/22	0.52	0.26

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/22)	1.42%
Class II (Inception date of 4/15/20 through 12/31/22)	0.70

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	31

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Conservative Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Conservative Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Conservative Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Conservative Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

32	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Schedules of investments

December 31, 2022

Franklin Templeton Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 97.0%
Domestic Equity — 76.6%
American Funds Insurance Series:
Growth Fund, Class 1A		449,264	$33,968,829
Washington Mutual Investors Fundsm, Class 1A		1,463,190	18,450,830
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		568,124	9,981,939
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		347,040	12,861,317
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		253,297	33,718,877
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		438,773	22,065,907	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,322,479	22,277,563
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,123,875	14,838,750	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,336,617	12,520,890
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,372,617	29,261,720
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		681,107	21,979,313
MFS® Research Series, Initial Class		526,916	14,616,649
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		874,843	20,611,296
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		604,154	22,885,349	(c)
Total Domestic Equity			290,039,229
Domestic Fixed Income — 12.2%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,542,134	46,238,927
Foreign Equity — 8.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		274,748	11,316,874
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,987,708	19,618,678
Total Foreign Equity			30,935,552
Total Investments in Underlying Funds before Short-Term Investments (Cost — $418,104,862)			367,213,708

	Rate
Short-Term Investments — 2.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $10,189,207)	3.946%	10,189,207	10,189,207	(d)
Total Investments — 99.7% (Cost — $428,294,069)			377,402,915
Other Assets in Excess of Liabilities — 0.3%			1,134,619
Total Net Assets — 100.0%			$378,537,534

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	33

Schedules of investments (cont’d)

December 31, 2022

Franklin Templeton Moderately Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 97.8%
Domestic Equity — 60.6%
American Funds Insurance Series:
Growth Fund, Class 1A		913,514	$69,070,787
Washington Mutual Investors Fundsm, Class 1A		2,114,271	26,660,954
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		1,218,860	21,415,370
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		972,698	36,048,206
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		962,935	128,185,955
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		1,375,325	69,165,103	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,882,642	48,558,966
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,755,351	36,379,458	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		3,712,557	34,777,747
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		3,227,117	68,796,319
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		2,042,443	65,909,628
MFS® Research Series, Initial Class		1,723,537	47,810,916
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,768,016	41,654,455
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		1,316,870	49,883,043	(c)
Total Domestic Equity			744,316,907
Domestic Fixed Income — 25.5%
American Funds Insurance Series — The Bond Fund of America, Class 1A		4,228,688	39,538,231
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		11,950,965	121,660,823
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		7,521,317	36,252,748	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,014,521	36,403,962
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,975,298	24,470,041
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		6,136,245	55,103,479
Total Domestic Fixed Income			313,429,284
Foreign Equity — 7.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,208,849	49,792,473
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		3,934,323	38,831,770
Total Foreign Equity			88,624,243
Foreign Fixed Income — 4.5%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		3,280,263	24,667,582
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class		3,157,415	30,027,015
Total Foreign Fixed Income			54,694,597
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,374,279,609)			1,201,065,031

	Rate
Short-Term Investments — 2.0%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $25,093,165)	3.946%	25,093,165	25,093,165	(d)
Total Investments — 99.8% (Cost — $1,399,372,774)			1,226,158,196
Other Assets in Excess of Liabilities — 0.2%			2,132,243
Total Net Assets — 100.0%			$1,228,290,439

See Notes to Financial Statements.

34	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	35

Schedules of investments (cont’d)

December 31, 2022

Franklin Templeton Moderate Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 97.9%
Domestic Equity — 48.0%
American Funds Insurance Series — Growth Fund, Class 1A		498,265	$37,673,826
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		1,040,042	18,273,532
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		526,804	19,523,350
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		695,825	92,628,276
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		903,702	45,447,191	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,809,789	30,486,428
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,330,405	30,768,797	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		2,098,497	19,657,881
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,356,720	50,241,035
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,403,128	45,278,926
MFS® Research Series, Initial Class		1,447,330	40,148,941
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,259,833	29,681,673
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		900,215	34,100,158	(c)
Total Domestic Equity			493,910,014
Domestic Fixed Income — 41.8%
American Funds Insurance Series — The Bond Fund of America, Class 1A		10,624,094	99,335,276
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		12,476,379	127,009,536
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		10,323,146	49,757,563	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,310,054	39,972,878
MainStay VP MacKay Convertible Portfolio, Initial Class		1,410,771	19,652,469
MainStay VP PIMCO Real Return Portfolio, Initial Class		3,674,850	30,223,432
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		7,119,024	63,928,839
Total Domestic Fixed Income			429,879,993
Foreign Fixed Income — 5.0%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		2,715,304	20,419,085
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class		3,216,056	30,584,688
Total Foreign Fixed Income			51,003,773
Foreign Equity — 3.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		772,410	31,815,579
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,145,470,070)			1,006,609,359

	Rate
Short-Term Investments — 1.9%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $19,205,821)	3.946%	19,205,821	19,205,821	(d)
Total Investments — 99.8% (Cost — $1,164,675,891)			1,025,815,180
Other Assets in Excess of Liabilities — 0.2%			2,250,022
Total Net Assets — 100.0%			$1,028,065,202

See Notes to Financial Statements.

36	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderate Model Portfolio

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	37

Schedules of investments (cont’d)

December 31, 2022

Franklin Templeton Moderately Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 97.0%
Domestic Fixed Income — 50.4%
American Funds Insurance Series — The Bond Fund of America, Class 1A		5,059,316	$47,304,603
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,446,853	45,268,963
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		4,518,230	21,777,870	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,093,390	25,280,200
MainStay VP MacKay Convertible Portfolio, Initial Class		520,631	7,252,538
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,169,527	17,843,059
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		2,837,291	25,478,876
Total Domestic Fixed Income			190,206,109
Domestic Equity — 31.9%
American Funds Insurance Series — Growth Fund, Class 1A		92,426	6,988,357
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		204,048	27,162,901
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		222,726	11,200,877	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		684,105	11,523,953
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		864,674	11,416,467	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		775,207	7,261,830
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		419,935	8,952,253
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		452,715	14,609,109
MFS® Research Series, Initial Class		456,181	12,654,464
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		365,723	8,616,430
Total Domestic Equity			120,386,641
Foreign Fixed Income — 9.7%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		1,511,049	11,363,088
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,651,918	25,219,739
Total Foreign Fixed Income			36,582,827
Foreign Equity — 5.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		462,423	19,047,209
Total Investments in Underlying Funds before Short-Term Investments (Cost — $414,417,385)			366,222,786

	Rate
Short-Term Investments — 3.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $12,476,532)	3.946%	12,476,532	12,476,532	(c)
Total Investments — 100.3% (Cost — $426,893,917)			378,699,318
Liabilities in Excess of Other Assets — (0.3)%			(1,042,371)
Total Net Assets — 100.0%			$377,656,947

See Notes to Financial Statements.

38	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	39

Schedules of investments (cont’d)

December 31, 2022

Franklin Templeton Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.3%
Domestic Fixed Income — 66.0%
American Funds Insurance Series — The Bond Fund of America, Class 1A		2,492,678	$23,306,538
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,357,101	23,995,287
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		1,995,439	9,618,015	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,783,591	21,539,001
MainStay VP MacKay Convertible Portfolio, Initial Class		233,402	3,251,361
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,148,073	9,442,212
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,700,572	15,271,137
Total Domestic Fixed Income			106,423,551
Domestic Equity — 17.4%
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		88,894	11,833,563
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		295,373	4,975,660
MainStay VP Small Cap Growth Portfolio, Initial Class		335,585	3,143,625
MFS Variable Insurance Portfolios — MFS® Research Series, Initial Class		172,957	4,797,822
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		140,882	3,319,186
Total Domestic Equity			28,069,856
Foreign Fixed Income — 15.9%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		890,077	6,693,380
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,986,358	18,890,261
Total Foreign Fixed Income			25,583,641
Total Investments in Underlying Funds before Short-Term Investments (Cost — $183,142,921)			160,077,048

	Rate
Short-Term Investments — 1.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,685,550)	3.946%	2,685,550	2,685,550	(b)
Total Investments — 100.9% (Cost — $185,828,471)			162,762,598
Liabilities in Excess of Other Assets — (0.9)%			(1,525,624)
Total Net Assets — 100.0%			$161,236,974

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

40	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Statements of assets and liabilities

December 31, 2022

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$24,739,835	$116,798,905	$104,444,302
Investments in Underlying Funds, at cost	403,554,234	1,282,573,869	1,060,231,589
Investments in affiliated Underlying Funds, at value	$22,065,907	$105,417,851	$95,204,754
Investments in Underlying Funds, at value	355,337,008	1,120,740,345	930,610,426
Receivable for Portfolio shares sold	1,237,641	2,455,264	2,535,310
Distributions receivable from Underlying Funds	132,786	912,210	889,571
Prepaid expenses	1,353	4,529	4,011
Total Assets	378,774,695	1,229,530,199	1,029,244,072

Liabilities:
Payable for investments in Underlying Funds	106,162	834,910	829,366
Service and/or distribution fees payable	73,139	255,188	217,192
Investment management fee payable	32,466	106,435	89,312
Trustees’ fees payable	5,168	16,733	14,381
Accrued expenses	20,226	26,494	28,619
Total Liabilities	237,161	1,239,760	1,178,870
Total Net Assets	$378,537,534	$1,228,290,439	$1,028,065,202

Net Assets:
Par value (Note 7)	$331	$1,133	$995
Paid-in capital in excess of par value	432,459,275	1,407,142,280	1,169,793,963
Total distributable earnings (loss)	(53,922,072)	(178,852,974)	(141,729,756)
Total Net Assets	$378,537,534	$1,228,290,439	$1,028,065,202

Net Assets:
Class I	$31,076,676	$27,294,866	$8,028,100
Class II	$347,460,858	$1,200,995,573	$1,020,037,102

Shares Outstanding:
Class I	2,711,305	2,512,643	774,412
Class II	30,380,256	110,835,112	98,678,916

Net Asset Value:
Class I	$11.46	$10.86	$10.37
Class II	$11.44	$10.84	$10.34

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	41

Statements of assets and liabilities (cont’d)

December 31, 2022

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$35,923,863	$10,272,908
Investments in Underlying Funds, at cost	390,970,054	175,555,563
Investments in affiliated Underlying Funds, at value	$32,978,747	$9,618,015
Investments in Underlying Funds, at value	345,720,571	153,144,583
Distributions receivable from Underlying Funds	414,476	239,980
Receivable for Portfolio shares sold	589	—
Prepaid expenses	1,486	682
Total Assets	379,115,869	163,003,260

Liabilities:
Payable for Portfolio shares repurchased	933,783	1,465,822
Payable for investments in Underlying Funds	385,116	230,547
Service and/or distribution fees payable	79,994	34,616
Investment management fee payable	32,890	14,297
Trustees’ fees payable	5,722	2,737
Accrued expenses	21,417	18,267
Total Liabilities	1,458,922	1,766,286
Total Net Assets	$377,656,947	$161,236,974

Net Assets:
Par value (Note 7)	$378	$176
Paid-in capital in excess of par value	427,670,091	187,046,893
Total distributable earnings (loss)	(50,013,522)	(25,810,095)
Total Net Assets	$377,656,947	$161,236,974

Net Assets:
Class I	$2,860,135	$2,035,883
Class II	$374,796,812	$159,201,091

Shares Outstanding:
Class I	285,924	221,467
Class II	37,507,199	17,354,959

Net Asset Value:
Class I	$10.00	$9.19
Class II	$9.99	$9.17

See Notes to Financial Statements.

42	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Statements of operations

For the Year Ended December 31, 2022

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$4,098,229	$17,727,182	$18,149,836
Income distributions from affiliated Underlying Funds	231,720	1,512,197	1,566,295
Total Investment Income	4,329,949	19,239,379	19,716,131

Expenses:
Service and/or distribution fees (Notes 2 and 5)	727,166	2,647,273	2,296,245
Investment management fee (Note 2)	326,289	1,129,875	969,806
Legal fees	35,319	65,527	57,780
Fund accounting fees	33,129	41,099	39,539
Trustees’ fees	25,219	86,373	74,518
Audit and tax fees	25,000	25,000	25,000
Shareholder reports	4,948	4,832	4,708
Commitment fees (Note 9)	2,226	7,616	6,543
Custody fees	1,539	5,681	4,946
Insurance	1,084	4,229	3,867
Interest expense	59	9	—
Transfer agent fees (Note 5)	(158)	212	212
Miscellaneous expenses	4,241	5,488	5,334
Total Expenses	1,186,061	4,023,214	3,488,498
Net Investment Income	3,143,888	15,216,165	16,227,633

Realized and Unrealized Gain (Loss)on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	—	(6,601)	(8,644)
Sale of unaffiliated Underlying Funds	(13,568,449)	(39,663,615)	(29,029,611)
Capital gain distributions from affiliated Underlying Funds	1,022,015	3,216,099	2,150,127
Capital gain distributions from unaffiliated Underlying Funds	24,636,388	58,133,448	39,717,459
Net Realized Gain	12,089,954	21,679,331	12,829,331
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	(63,982,144)	(201,776,974)	(162,115,317)
Affiliated Underlying Funds	(3,297,793)	(13,769,692)	(10,968,049)
Change in Net Unrealized Appreciation (Depreciation)	(67,279,937)	(215,546,666)	(173,083,366)
Net Loss on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	(55,189,983)	(193,867,335)	(160,254,035)
Decrease in Net Assets From Operations	$(52,046,095)	$(178,651,170)	$(144,026,402)

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	43

Statements of operations (cont’d)

For the Year Ended December 31, 2022

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$8,119,893	$3,888,373
Income distributions from affiliated Underlying Funds	595,944	209,401
Total Investment Income	8,715,837	4,097,774

Expenses:
Service and/or distribution fees (Notes 2 and 5)	872,567	388,772
Investment management fee (Note 2)	368,622	164,714
Legal fees	37,895	30,929
Fund accounting fees	33,625	31,605
Trustees’ fees	28,848	13,293
Audit and tax fees	25,000	25,000
Shareholder reports	4,840	4,860
Commitment fees (Note 9)	2,505	1,118
Custody fees	1,851	824
Insurance	1,512	730
Transfer agent fees (Note 5)	212	213
Interest expense	113	1
Miscellaneous expenses	4,330	4,092
Total Expenses	1,381,920	666,151
Net Investment Income	7,333,917	3,431,623

Realized and Unrealized Gain (Loss)on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(2,986)	(1,493)
Sale of unaffiliated Underlying Funds	(11,030,500)	(4,579,154)
Capital gain distributions from affiliated Underlying Funds	543,629	—
Capital gain distributions from unaffiliated Underlying Funds	10,692,920	2,320,824
Net Realized Gain (Loss)	203,063	(2,259,823)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	(52,349,079)	(22,068,271)
Affiliated Underlying Funds	(3,418,319)	(654,893)
Change in Net Unrealized Appreciation (Depreciation)	(55,767,398)	(22,723,164)
Net Loss on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	(55,564,335)	(24,982,987)
Decrease in Net Assets From Operations	$(48,230,418)	$(21,551,364)

See Notes to Financial Statements.

44	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Statements of changes in net assets

Franklin Templeton Aggressive Model Portfolio

For the Years Ended December 31,	2022	2021

Operations:
Net investment income	$3,143,888	$2,420,932
Net realized gain	12,089,954	14,925,881
Change in net unrealized appreciation (depreciation)	(67,279,937)	9,913,317
Increase (Decrease) in Net Assets From Operations	(52,046,095)	27,260,130

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,956,766)	(14,667,217)
Decrease in Net Assets From Distributions to Shareholders	(20,956,766)	(14,667,217)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	168,716,387	167,749,819
Reinvestment of distributions	20,953,139	14,662,769
Cost of shares repurchased	(2,603,934)	(4,301,108)
Increase in Net Assets From Portfolio Share Transactions	187,065,592	178,111,480
Increase in Net Assets	114,062,731	190,704,393

Net Assets:
Beginning of year	264,474,803	73,770,410
End of year	$378,537,534	$264,474,803

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	45

Statements of changes in net assets (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For the Years Ended December 31,	2022	2021

Operations:
Net investment income	$15,216,165	$9,370,764
Net realized gain	21,679,331	46,029,844
Change in net unrealized appreciation (depreciation)	(215,546,666)	23,593,875
Increase (Decrease) in Net Assets From Operations	(178,651,170)	78,994,483

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(49,672,328)	(48,317,461)
Decrease in Net Assets From Distributions to Shareholders	(49,672,328)	(48,317,461)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	429,558,590	635,351,608
Reinvestment of distributions	49,669,841	48,313,847
Cost of shares repurchased	(5,785,868)	(548,161)
Increase in Net Assets From Portfolio Share Transactions	473,442,563	683,117,294
Increase in Net Assets	245,119,065	713,794,316

Net Assets:
Beginning of year	983,171,374	269,377,058
End of year	$1,228,290,439	$983,171,374

See Notes to Financial Statements.

46	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderate Model Portfolio

For the Years Ended December 31,	2022	2021

Operations:
Net investment income	$16,227,633	$8,290,561
Net realized gain	12,829,331	35,789,372
Change in net unrealized appreciation (depreciation)	(173,083,366)	20,402,729
Increase (Decrease) in Net Assets From Operations	(144,026,402)	64,482,662

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(35,672,854)	(40,202,909)
Decrease in Net Assets From Distributions to Shareholders	(35,672,854)	(40,202,909)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	316,114,119	528,286,558
Reinvestment of distributions	35,670,825	40,199,695
Cost of shares repurchased	(4,545,272)	(1,873,873)
Increase in Net Assets From Portfolio Share Transactions	347,239,672	566,612,380
Increase in Net Assets	167,540,416	590,892,133

Net Assets:
Beginning of year	860,524,786	269,632,653
End of year	$1,028,065,202	$860,524,786

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	47

Statements of changes in net assets (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For the Years Ended December 31,	2022	2021

Operations:
Net investment income	$7,333,917	$3,167,111
Net realized gain	203,063	14,957,820
Change in net unrealized appreciation (depreciation)	(55,767,398)	1,858,325
Increase (Decrease) in Net Assets From Operations	(48,230,418)	19,983,256

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,382,460)	(17,001,487)
Decrease in Net Assets From Distributions to Shareholders	(10,382,460)	(17,001,487)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	108,113,191	186,406,424
Reinvestment of distributions	10,380,912	16,998,135
Cost of shares repurchased	(11,445,467)	(7,700,750)
Increase in Net Assets From Portfolio Share Transactions	107,048,636	195,703,809
Increase in Net Assets	48,435,758	198,685,578

Net Assets:
Beginning of year	329,221,189	130,535,611
End of year	$377,656,947	$329,221,189

See Notes to Financial Statements.

48	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Conservative Model Portfolio

For the Years Ended December 31,	2022	2021

Operations:
Net investment income	$3,431,623	$1,533,002
Net realized gain (loss)	(2,259,823)	6,182,752
Change in net unrealized appreciation (depreciation)	(22,723,164)	(2,150,049)
Increase (Decrease) in Net Assets From Operations	(21,551,364)	5,565,705

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,151,085)	(7,429,027)
Decrease in Net Assets From Distributions to Shareholders	(4,151,085)	(7,429,027)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	60,240,400	77,854,059
Reinvestment of distributions	4,149,762	7,426,048
Cost of shares repurchased	(25,382,322)	(18,680,949)
Increase in Net Assets From Portfolio Share Transactions	39,007,840	66,599,158
Increase in Net Assets	13,305,391	64,735,836

Net Assets:
Beginning of year	147,931,583	83,195,747
End of year	$161,236,974	$147,931,583

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	49

Financial highlights

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$14.61	$12.94	$10.00

Income (loss) from operations:
Net investment income	0.18	0.27	0.22
Net realized and unrealized gain (loss)	(2.61)	2.29	2.97
Total income (loss) from operations	(2.43)	2.56	3.19

Less distributions from:
Net investment income	(0.31)	(0.24)	(0.12)
Net realized gains	(0.41)	(0.65)	(0.13)
Total distributions	(0.72)	(0.89)	(0.25)

Net asset value, end of year	$11.46	$14.61	$12.94
Total return[3]	(16.62)%	19.75%	31.90%

Net assets, end of year (000s)	$31,077	$13,851	$2,155

Ratios to average net assets:
Gross expenses[4]	0.15%	0.19%	0.61%[5]
Net expenses[4,6]	0.15	0.19	0.23 [5,7]
Net investment income	1.42	1.82	2.62 [5]

Portfolio turnover rate	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$14.59	$12.93	$10.00

Income (loss) from operations:
Net investment income	0.12	0.21	0.19
Net realized and unrealized gain (loss)	(2.57)	2.32	2.98
Total income (loss) from operations	(2.45)	2.53	3.17

Less distributions from:
Net investment income	(0.29)	(0.22)	(0.11)
Net realized gains	(0.41)	(0.65)	(0.13)
Total distributions	(0.70)	(0.87)	(0.24)

Net asset value, end of year	$11.44	$14.59	$12.93
Total return[3]	(16.82)%	19.51%	31.70%

Net assets, end of year (000s)	$347,461	$250,624	$71,616

Ratios to average net assets:
Gross expenses[4]	0.40%	0.43%	0.83%[5]
Net expenses[4,6]	0.40	0.43	0.48 [5,7]
Net investment income	0.98	1.46	2.23 [5]

Portfolio turnover rate	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	51

Financial highlights (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$13.50	$12.39	$10.00

Income (loss) from operations:
Net investment income	0.21	0.24	0.24
Net realized and unrealized gain (loss)	(2.36)	1.60	2.36
Total income (loss) from operations	(2.15)	1.84	2.60

Less distributions from:
Net investment income	(0.29)	(0.25)	(0.12)
Net realized gains	(0.20)	(0.48)	(0.09)
Total distributions	(0.49)	(0.73)	(0.21)

Net asset value, end of year	$10.86	$13.50	$12.39
Total return[3]	(15.89)%	14.79%	25.99%

Net assets, end of year (000s)	$27,295	$13,346	$3,118

Ratios to average net assets:
Gross expenses[4]	0.13%	0.15%	0.28%[5]
Net expenses[4,6]	0.13	0.15	0.21 [5,7]
Net investment income	1.84	1.81	2.92 [5]

Portfolio turnover rate	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$13.47	$12.37	$10.00

Income (loss) from operations:
Net investment income	0.16	0.20	0.22
Net realized and unrealized gain (loss)	(2.32)	1.60	2.35
Total income (loss) from operations	(2.16)	1.80	2.57

Less distributions from:
Net investment income	(0.27)	(0.22)	(0.11)
Net realized gains	(0.20)	(0.48)	(0.09)
Total distributions	(0.47)	(0.70)	(0.20)

Net asset value, end of year	$10.84	$13.47	$12.37
Total return[3]	(16.03)%	14.56%	25.69%

Net assets, end of year (millions)	$1,201	$970	$266

Ratios to average net assets:
Gross expenses[4]	0.38%	0.39%	0.51%[5]
Net expenses[4,6]	0.38	0.39	0.46 [5,7]
Net investment income	1.40	1.51	2.71 [5]

Portfolio turnover rate	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	53

Financial highlights (cont’d)

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$12.64	$11.80	$10.00

Income (loss) from operations:
Net investment income	0.22	0.21	0.28
Net realized and unrealized gain (loss)	(2.08)	1.27	1.71
Total income (loss) from operations	(1.86)	1.48	1.99

Less distributions from:
Net investment income	(0.31)	(0.23)	(0.12)
Net realized gains	(0.10)	(0.41)	(0.07)
Total distributions	(0.41)	(0.64)	(0.19)

Net asset value, end of year	$10.37	$12.64	$11.80
Total return[3]	(14.77)%	12.54%	19.95%

Net assets, end of year (000s)	$8,028	$5,724	$2,188

Ratios to average net assets:
Gross expenses[4]	0.13%	0.16%	0.29%[5]
Net expenses[4,6]	0.13	0.16	0.21 [5,7]
Net investment income	2.01	1.68	3.45 [5]

Portfolio turnover rate	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$12.61	$11.78	$10.00

Income (loss) from operations:
Net investment income	0.19	0.18	0.23
Net realized and unrealized gain (loss)	(2.08)	1.27	1.73
Total income (loss) from operations	(1.89)	1.45	1.96

Less distributions from:
Net investment income	(0.28)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.41)	(0.07)
Total distributions	(0.38)	(0.62)	(0.18)

Net asset value, end of year	$10.34	$12.61	$11.78
Total return[3]	(14.99)%	12.30%	19.65%

Net assets, end of year (millions)	$1,020	$855	$267

Ratios to average net assets:
Gross expenses[4]	0.38%	0.39%	0.51%[5]
Net expenses[4,6]	0.38	0.39	0.46 [5,7]
Net investment income	1.75	1.45	2.92 [5]

Portfolio turnover rate	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	55

Financial highlights (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$11.86	$11.47	$10.00

Income (loss) from operations:
Net investment income	0.24	0.21	0.25
Net realized and unrealized gain (loss)	(1.79)	0.85	1.40
Total income (loss) from operations	(1.55)	1.06	1.65

Less distributions from:
Net investment income	(0.28)	(0.23)	(0.13)
Net realized gains	(0.03)	(0.44)	(0.05)
Total distributions	(0.31)	(0.67)	(0.18)

Net asset value, end of year	$10.00	$11.86	$11.47
Total return[3]	(13.08)%	9.22%	16.43%

Net assets, end of year (000s)	$2,860	$2,882	$1,050

Ratios to average net assets:
Gross expenses[4]	0.15%	0.19%	0.43%[5]
Net expenses[4,6]	0.15	0.19	0.23 [5,7]
Net investment income	2.26	1.74	3.14 [5]

Portfolio turnover rate	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$11.85	$11.47	$10.00

Income (loss) from operations:
Net investment income	0.22	0.16	0.23
Net realized and unrealized gain (loss)	(1.80)	0.87	1.40
Total income (loss) from operations	(1.58)	1.03	1.63

Less distributions from:
Net investment income	(0.25)	(0.21)	(0.11)
Net realized gains	(0.03)	(0.44)	(0.05)
Total distributions	(0.28)	(0.65)	(0.16)

Net asset value, end of year	$9.99	$11.85	$11.47
Total return[3]	(13.29)%	8.96%	16.32%

Net assets, end of year (millions)	$375	$326	$129

Ratios to average net assets:
Gross expenses[4]	0.39%	0.41%	0.63%[5]
Net expenses[4,6]	0.39	0.41	0.48 [5,7]
Net investment income	2.08	1.36	2.99 [5]

Portfolio turnover rate	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	57

Financial highlights (cont’d)

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$10.86	$10.91	$10.00

Income (loss) from operations:
Net investment income	0.26	0.17	0.33
Net realized and unrealized gain (loss)	(1.66)	0.38	0.77
Total income (loss) from operations	(1.40)	0.55	1.10

Less distributions from:
Net investment income	(0.25)	(0.23)	(0.15)
Net realized gains	(0.02)	(0.37)	(0.04)
Total distributions	(0.27)	(0.60)	(0.19)

Net asset value, end of year	$9.19	$10.86	$10.91
Total return[3]	(12.96)%	4.98%	10.99%

Net assets, end of year (000s)	$2,036	$1,406	$1,053

Ratios to average net assets:
Gross expenses[4]	0.18%	0.25%	0.57%[5]
Net expenses[4,6]	0.18	0.23	0.23 [5,7]
Net investment income	2.64	1.52	4.33 [5]

Portfolio turnover rate	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022	2021	2020[2]

Net asset value, beginning of year	$10.84	$10.90	$10.00

Income (loss) from operations:
Net investment income	0.21	0.14	0.28
Net realized and unrealized gain (loss)	(1.64)	0.38	0.80
Total income (loss) from operations	(1.43)	0.52	1.08

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.14)
Net realized gains	(0.02)	(0.37)	(0.04)
Total distributions	(0.24)	(0.58)	(0.18)

Net asset value, end of year	$9.17	$10.84	$10.90
Total return[3]	(13.18)%	4.71%	10.78%

Net assets, end of year (000s)	$159,201	$146,525	$82,143

Ratios to average net assets:
Gross expenses[4]	0.43%	0.45%	0.77%[5]
Net expenses[4,6]	0.43	0.45	0.48 [5,7]
Net investment income	2.18	1.27	3.73 [5]

Portfolio turnover rate	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	59

Notes to financial statements

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

60	Franklin Templeton Model Portfolio Funds 2022 Annual Report

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$109,263,368	$180,775,861	—	$290,039,229
Other Investments in Underlying Funds	77,174,479	—	—	77,174,479
Total Long-Term Investments	186,437,847	180,775,861	—	367,213,708
Short-Term Investments†	10,189,207	—	—	10,189,207
Total Investments	$196,627,054	$180,775,861	—	$377,402,915

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$310,303,926	$434,012,981	—	$744,316,907
Domestic Fixed Income	252,555,281	60,874,003	—	313,429,284
Other Investments in Underlying Funds	143,318,840	—	—	143,318,840
Total Long-Term Investments	706,178,047	494,886,984	—	1,201,065,031
Short-Term Investments†	25,093,165	—	—	25,093,165
Total Investments	$731,271,212	$494,886,984	—	$1,226,158,196

†	See Schedule of Investments for additional detailed categorizations.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	61

Notes to financial statements (cont’d)

Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$220,130,830	$273,779,184	—	$493,910,014
Domestic Fixed Income	340,031,214	89,848,779	—	429,879,993
Other Investments in Underlying Funds	82,819,352	—	—	82,819,352
Total Long-Term Investments	642,981,396	363,627,963	—	1,006,609,359
Short-Term Investments†	19,205,821	—	—	19,205,821
Total Investments	$662,187,217	$363,627,963	—	$1,025,815,180

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$46,980,208	$73,406,433	—	$120,386,641
Domestic Fixed Income	139,830,312	50,375,797	—	190,206,109
Other Investments in Underlying Funds	55,630,036	—	—	55,630,036
Total Long-Term Investments	242,440,556	123,782,230	—	366,222,786
Short-Term Investments†	12,476,532	—	—	12,476,532
Total Investments	$254,917,088	$123,782,230	—	$378,699,318

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Foreign Fixed Income	$25,583,641	$—	—	$25,583,641
Domestic Equity	15,152,749	$12,917,107	—	28,069,856
Domestic Fixed Income	72,190,977	34,232,574	—	106,423,551
Total Long-Term Investments	112,927,367	47,149,681	—	160,077,048
Short-Term Investments†	2,685,550	—	—	2,685,550
Total Investments	$115,612,917	$47,149,681	—	$162,762,598

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income.

62	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees are paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources.

Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio will be aggregated.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, LMPFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by LMPFA.

The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares

Franklin Templeton Model Portfolio Funds 2022 Annual Report	63

Notes to financial statements (cont’d)

of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$315,019,787	$125,602,814
Moderately Aggressive Model Portfolio	842,751,235	351,620,101
Moderate Model Portfolio	718,789,306	362,338,144
Moderately Conservative Model Portfolio	226,741,139	120,236,926
Conservative Model Portfolio	89,858,535	49,901,543

At December 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$433,698,695	$2,181,250	$(58,477,030)	$(56,295,780)

		Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,411,720,418	$7,271,096	$(192,833,318)	$(185,562,222)

		Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,172,204,552	$5,170,249	$(151,559,621)	$(146,389,372)

		Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$428,117,560	$983,358	$(50,401,600)	$(49,418,242)

		Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$186,784,436	—	$(24,021,838)	$(24,021,838)

4. Derivative instruments and hedging activities

During the year ended December 31, 2022, the Portfolios did not invest in derivative instruments.

64	Franklin Templeton Model Portfolio Funds 2022 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2022, class specific expenses were as follows:
	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$(255)
Class II	$727,166	97
Total	$727,166	$(158)

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$115
Class II	$2,647,273	97
Total	$2,647,273	$212

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$115
Class II	$2,296,245	97
Total	$2,296,245	$212

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$115
Class II	$872,567	97
Total	$872,567	$212

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$117
Class II	$388,772	96
Total	$388,772	$213

6. Distributions to shareholders by class
	Year Ended December 31, 2022	Year Ended December 31, 2021

Aggressive Model Portfolio

Net Investment Income:
Class I	$786,176	$211,706
Class II	8,161,253	3,491,314
Total	$8,947,429	$3,703,020

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Notes to financial statements (cont’d)

	Year Ended December 31, 2022	Year Ended December 31, 2021
Aggressive Model Portfolio (cont’d)
Net Realized Gains:
Class I	$934,678	$570,089
Class II	11,074,659	10,394,108
Total	$12,009,337	$10,964,197

	Year Ended December 31, 2022	Year Ended December 31, 2021
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	$691,783	$228,828
Class II	28,372,862	15,226,221
Total	$29,064,645	$15,455,049

Net Realized Gains:
Class I	$422,040	$444,370
Class II	20,185,643	32,418,042
Total	$20,607,683	$32,862,412

	Year Ended December 31, 2022	Year Ended December 31, 2021
Moderate Model Portfolio
Net Investment Income:
Class I	$224,644	$100,329
Class II	26,790,506	13,699,707
Total	$27,015,150	$13,800,036

Net Realized Gains:
Class I	$67,179	$175,255
Class II	8,590,525	26,227,618
Total	$8,657,704	$26,402,873

	Year Ended December 31, 2022	Year Ended December 31, 2021
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$76,768	$53,346
Class II	9,273,252	5,521,680
Total	$9,350,020	$5,575,026

Net Realized Gains:
Class I	$7,308	$100,283
Class II	1,025,132	11,326,178
Total	$1,032,440	$11,426,461

66	Franklin Templeton Model Portfolio Funds 2022 Annual Report

	Year Ended December 31, 2022	Year Ended December 31, 2021
Conservative Model Portfolio
Net Investment Income:
Class I	$52,344	$27,923
Class II	3,797,684	2,651,582
Total	$3,850,028	$2,679,505

Net Realized Gains:
Class I	$2,888	$45,096
Class II	298,169	4,704,426
Total	$301,057	$4,749,522

7. Shares of beneficial interest

At December 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	1,638,784	$20,484,701	793,652	$11,495,233
Shares issued on reinvestment	149,338	1,717,227	53,138	777,347
Shares repurchased	(24,534)	(306,730)	(65,546)	(979,857)
Net increase	1,763,588	$21,895,198	781,244	$11,292,723

Class II
Shares sold	11,728,502	$148,231,686	10,931,652	$156,254,586
Shares issued on reinvestment	1,676,016	19,235,912	950,497	13,885,422
Shares repurchased	(200,897)	(2,297,204)	(242,602)	(3,321,251)
Net increase	13,203,621	$165,170,394	11,639,547	$166,818,757

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	1,467,097	$17,243,257	729,201	$9,780,919
Shares issued on reinvestment	101,982	1,111,336	49,565	669,584
Shares repurchased	(45,306)	(522,859)	(41,553)	(548,161)
Net increase	1,523,773	$17,831,734	737,213	$9,902,342

Class II
Shares sold	34,817,849	$412,315,333	46,963,357	$625,570,689
Shares issued on reinvestment	4,469,247	48,558,505	3,534,683	47,644,263
Shares repurchased	(469,635)	(5,263,009)	—	—
Net increase	38,817,461	$455,610,829	50,498,040	$673,214,952

Franklin Templeton Model Portfolio Funds 2022 Annual Report	67

Notes to financial statements (cont’d)

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	397,974	$4,485,507	296,062	$3,716,453
Shares issued on reinvestment	27,848	289,794	21,532	272,370
Shares repurchased	(104,245)	(1,148,103)	(50,203)	(642,412)
Net increase	321,577	$3,627,198	267,391	$3,346,411

Class II
Shares sold	27,787,043	$311,628,612	42,006,750	$524,570,105
Shares issued on reinvestment	3,410,146	35,381,031	3,163,902	39,927,325
Shares repurchased	(296,837)	(3,397,169)	(96,203)	(1,231,461)
Net increase	30,900,352	$343,612,474	45,074,449	$563,265,969

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	136,784	$1,456,645	144,063	$1,737,414
Shares issued on reinvestment	8,224	82,528	12,660	150,277
Shares repurchased	(102,035)	(1,106,794)	(5,318)	(63,500)
Net increase	42,973	$432,379	151,405	$1,824,191
Class II
Shares sold	9,936,053	$106,656,546	15,474,840	$184,669,010
Shares issued on reinvestment	1,027,237	10,298,384	1,420,547	16,847,858
Shares repurchased	(990,063)	(10,338,673)	(650,774)	(7,637,250)
Net increase	9,973,227	$106,616,257	16,244,613	$193,879,618

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	124,061	$1,195,310	124,155	$1,392,768
Shares issued on reinvestment	5,838	53,909	6,449	70,040
Shares repurchased	(37,923)	(376,765)	(97,598)	(1,083,607)
Net increase	91,976	$872,454	33,006	$379,201
Class II
Shares sold	5,983,042	$59,045,090	6,874,643	$76,461,291
Shares issued on reinvestment	444,219	4,095,853	678,588	7,356,008
Shares repurchased	(2,592,190)	(25,005,557)	(1,571,562)	(17,597,342)
Net increase	3,835,071	$38,135,386	5,981,669	$66,219,957

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2022. The following transactions

68	Franklin Templeton Model Portfolio Funds 2022 Annual Report

were effected in such Underlying Funds for the year ended December 31, 2022.

Aggressive Model Portfolio	Affiliate Value at December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$14,889,965	$10,473,735	195,075	—	—	—	$231,720	$1,022,015	$(3,297,793)	$22,065,907

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$55,620,849	$24,894,011	465,000	—	—	—	$722,912	$3,216,099	$(11,349,757)	$69,165,103
Western Asset Core Plus VIT Portfolio, Class I Shares	—	39,099,284	7,603,832	$426,601	82,515	$(6,601)	789,285	—	(2,419,935)	36,252,748
	$55,620,849	$63,993,295		$426,601		$(6,601)	$1,512,197	$3,216,099	$(13,769,692)	$105,417,851

Moderate Model Portfolio	Affiliate Value at December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$38,510,025	$14,548,114	273,423	—	—	—	$482,987	$2,150,127	$(7,610,948)	$45,447,191
Western Asset Core Plus VIT Portfolio, Class I Shares	—	53,673,308	10,431,201	$558,644	108,055	$(8,644)	1,083,308	—	(3,357,101)	49,757,563
	$38,510,025	$68,221,422		$558,644		$(8,644)	$1,566,295	$2,150,127	$(10,968,049)	$95,204,754

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$9,860,479	$3,260,432	61,343	—	—	—	$121,803	$543,629	$(1,920,034)	$11,200,877
Western Asset Core Plus VIT Portfolio, Class I Shares	—	23,469,141	4,555,558	$192,986	37,328	$(2,986)	474,141	—	(1,498,285)	21,777,870
	$9,860,479	$26,729,573		$192,986		$(2,986)	$595,944	$543,629	$(3,418,319)	$32,978,747

Conservative Model Portfolio	Affiliate Value at December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares	—	$10,369,401	2,014,103	$96,493	18,664	$(1,493)	$209,401	—	$(654,893)	$9,618,015

9. Redemption facility

On February 4, 2022, the Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with

Franklin Templeton Model Portfolio Funds 2022 Annual Report	69

Notes to financial statements (cont’d)

the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the year ended December 31, 2022.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$9,116,578	$29,064,645	$27,348,449	$9,741,525	$3,952,598
Net long-term capital gains	11,840,188	20,607,683	8,324,405	640,935	198,487
Total distributions paid	$20,956,766	$49,672,328	$35,672,854	$10,382,460	$4,151,085
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$9,649,045	$32,785,728	$28,387,830	$12,768,347	$6,632,775
Net long-term capital gains	5,018,172	15,531,733	11,815,079	4,233,140	796,252
Total distributions paid	$14,667,217	$48,317,461	$40,202,909	$17,001,487	$7,429,027
As of December 31, 2022, the components of distributable earnings (loss) on a tax basis were as follows:
	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Undistributed ordinary income — net	$44,255	$825,087	$589,009	$669,207	$197,454
Undistributed long-term capital gains — net	2,333,591	5,888,525	4,074,747	—	—
Total undistributed earnings	$2,377,846	$6,713,612	$4,663,756	$669,207	$197,454
Deferred capital losses*	—	—	—	(1,260,348)	(1,981,572)
Other book/tax temporary differences(a)	(4,138)	(4,364)	(4,140)	(4,139)	(4,139)
Unrealized appreciation (depreciation)(b)	(56,295,780)	(185,562,222)	(146,389,372)	(49,418,242)	(24,021,838)
Total distributable earnings (loss) — net	$(53,922,072)	$(178,852,974)	$(141,729,756)	$(50,013,522)	$(25,810,095)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

70	Franklin Templeton Model Portfolio Funds 2022 Annual Report

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolios by their service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Portfolios will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Franklin Templeton Model Portfolio Funds 2022 Annual Report	71

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio (five of the portfolios constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2022 and for the period April 15, 2020 (inception date) through December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2022, the results of each of their operations for the year ended December 31, 2022, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the two years in the period ended December 31, 2022 and for the period April 15, 2020 (inception date) through December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent of the underlying funds; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 13, 2023

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

72	Franklin Templeton Model Portfolio Funds 2022 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Franklin Templeton Model Portfolio Funds (the “Portfolios”) are conducted by management under the supervision and subject to the direction of the Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Portfolios is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee and Chair of the Board
Term of office[1] and length of time served[2]	Since 2014 (Chair of the Board since 2021)
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	None

Franklin Templeton Model Portfolio Funds	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984 and 1977 to 1979)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	None

Arnold L. Lehman

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1982
Principal occupation(s) during the past five years	Senior Advisor, Phillips (auction house) (since 2015); formerly, Fellow, Ford Foundation (2015 to 2016); Director of the Brooklyn Museum (1997 to 2015)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	Trustee of American Federation of Arts (since 2002)

Robin J. W. Masters

Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during the past five years	Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	Director of HSBC Managed Portfolios Limited and HSBC Specialist Funds Limited (since 2020); formerly, Director of Cheyne Capital International Limited (investment advisory firm) (2005 to 2020); Director/ Trustee of Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc and Western Asset Debt Securities Fund plc. (2007 to 2011)

Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	None

74	Franklin Templeton Model Portfolio Funds

Independent Trustees† (cont’d)

G. Peter O’Brien

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Retired, Trustee Emeritus of Colgate University (since 2005); Board Member, Hill House, Inc. (residential home care) (since 1999); formerly, Board Member, Bridges School (pre-school) (2006 to 2017); Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999)
Number of funds in fund complex overseen by Trustee	Trustee of Legg Mason funds consisting of 57 portfolios; Director/Trustee of the Royce Family of Funds consisting of 16 portfolios
Other board memberships held by Trustee during the past five years	Formerly, Director of TICC Capital Corp. (2003 to 2017)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 127 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	127
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker

Franklin Templeton

280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Franklin Templeton Model Portfolio Funds	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr

Franklin Templeton

280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci

Franklin Templeton

280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly

Franklin Templeton

280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

76	Franklin Templeton Model Portfolio Funds

†	Trustees who are not “interested persons” of the Portfolios within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolios, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Franklin Templeton Model Portfolio Funds	77

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Portfolios hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:

	Pursuant to:	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$11,840,188	$20,607,683	$8,324,405	$640,935	$198,487
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$1,172,201	$3,682,849	$2,461,877	$622,158	—

78	Franklin Templeton Model Portfolio Funds

Franklin Templeton

Model Portfolio Funds

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Templeton Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Templeton Model Portfolio Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN632443 2/23 SR23-4582

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2021 and December 31, 2022 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $379,280 in December 31, 2021 and $349,206 in December 31, 2022.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2021 and $0 in December 31, 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $159,250 in December 31, 2021 and $149,250 in December 31, 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2021 and $0 in December 31, 2022.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $1,558,348 in December 31, 2021 and $785,604 in December 31, 2022.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 17, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 17, 2023